GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, WI  53202-3580
Phone (414) 273-3500     Fax (414) 273-5198

February 3, 2015

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE.
Washington, D.C.  20549

RE:	Mairs and Power Funds Trust (Registration Nos. 333-174574; 811-22563)

Ladies and Gentlemen:

        In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), filed herewith via EDGAR on behalf of Mairs and Power Funds Trust (the “Trust”), please find a preliminary proxy statement and form of proxy relating to the special meeting of shareholders of the Trust to be held on April 10, 2015.  We anticipate mailing definitive copies of the proxy statement to shareholders on or about February 23, 2015.  Pursuant to Rule 14a-6(i)(2) under the Exchange Act, no fee is required to be paid in connection with this filing.

        If you have any questions concerning this filing, please contact me directly at 414-287-9517.

Very truly yours,
GODFREY & KAHN, S.C.
/s/ Ellen R. Drought
Ellen R. Drought

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